Loans Due from Third Parties (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Apr. 30, 2019
Loans Due From Third Party [Abstract]
Purchased short-term investments			$ 1,148,930
Acquired short-term investments			$ 1,177,653
Certain loan agreements	$ 23,300,000	$ 12,300,000
Fixed interest rates		6.70%
Matured description	The loans bear fixed interest rates ranging between 2.2% and 2.6% per annum, and matured in November 2022 through December 2022.